Leases - Rent expense (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Rent expense	$ 5,800	$ 27,051	$ 29,877	$ 200
Cost of revenue
Operating Leased Assets [Line Items]
Rent expense	1,700	5,791	9,630
Operations and support
Operating Leased Assets [Line Items]
Rent expense		15,194	15,158
General and administrative
Operating Leased Assets [Line Items]
Rent expense	$ 1,200	$ 6,066	$ 5,089